Summary of Significant Accounting Policies - Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies
Mortgage loans held for sale	$ 583,000	$ 383,000
Depreciation methods	straight-line and accelerated methods
Sustained period of repayment performance for non-accrual TDRs	6 months
Period of employees highest compensation before retirement	10 years
Certificates of deposit in other banks	$ 12,247,000	$ 3,460,000
Federal corporate income tax rate	21.00%	34.00%	34.00%
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	$ 0	$ 0
Retained Earnings
Summary Of Significant Accounting Policies
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02		1,218,000
Accumulated Other Comprehensive Loss
Summary Of Significant Accounting Policies
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02		$ (1,218,000)
Buildings and improvements | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives	5 years
Buildings and improvements | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives	40 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives	3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives	15 years
Federal Home Loan Bank of Des Moines
Summary Of Significant Accounting Policies
Investment in capital stock of the Federal Home Loan Bank of total assets	0.12%
Investment in capital stock of Federal Home Loan Bank required percentage of advances	4.00%